Share-based payments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Share-based payments
17. Share-based payments
Immatics Biotechnologies GmbH previously issued share-based awards to employees under two different plans. Under the Immatics Biotechnologies GmbH Stock Appreciation Program 2010 (the “2010 Plan”), the Company issued stock appreciation rights (“SARs”), which the Group accounted for as cash-settled awards. Under the Immatics Biotechnologies 2016 Equity Incentive Plan (“2016 Plan”), the Company issued tandem awards, which allowed employees to exercise their awards as either a SAR or a stock option. In 2020, prior to the ARYA Merger, Immatics N.V. established the new equity incentive plan (“2020 Equity Plan”). As part of the ARYA Merger, the 2010 Plan and the 2016 Plan were converted and were superseded by the 2020 Equity Plan as described below. At the Annual General Meeting on June 13, 2022, Immatics shareholders approved the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”). The 2022 Equity Plan allows the company to grant additional options.
Conversion of 2010 Plan and 2016 Plan in connection with ARYA Merger
As part of the ARYA Merger, all outstanding awards under the 2010 Plan and 2016 Plan were replaced by a combination of cash payments and share-based awards under the 2020 Equity Plan in Immatics N.V.
Cash Payments
In accordance with the employee award agreements, holders of vested awards under the 2010 Plan and 2016 Plan (including any awards scheduled to vest prior to 2021), agreed to receive a cash payment of $10.00 per award, less the applicable exercise price (“Award Cash Proceeds”). Per the terms of the employee award agreements, active employees were required to
re-invest
25%-50%
of the Award Cash Proceeds, net of taxes, with management members required to re-invest
50%. In total, employees elected to receive €8.9 million in net Award Cash Proceeds before taxes, which were paid during the third quarter in 2020. These proceeds mainly covered wage tax obligations by the employees.
These cash payments represent a modification of awards previously issued under the 2010 Plan and 2016 Plan. The Group recognized €2.6 million in operating expenses related to the modification of awards issued under the 2010 Plan and previously accounted for as a liability. The Group also recognized €4.3 million as a reduction in share premium, associated with the modification from previously equity-settled tandem awards, which were settled in cash as part of the modification.
Share-based Awards
The share-based awards, that were received by employees as part of the conversion, consisted of
Re-investment
Shares, Matching Stock Options and Converted Stock Options as described below.
In accordance with the employee
re-investment
elections, employees received 733,598 shares in Immatics N.V.
(“Re-investment
Shares”), which had a fair value of €8.5 million based on the ARYA share price of $15.15, as of the merger on July 1, 2020. The
Re-investment
Shares issued represented a modification of awards previously granted under the 2010 Plan and the 2016 Plan. This modification resulted in additional operating expenses of €4.1 million. For each ordinary
Re-investment
Share received, active employees and management members also received two stock options (“Matching Stock Options”) to acquire shares in Immatics N.V. The Matching Stock Options have an exercise price of $10.00 and vested in full on July 31, 2021. The award recipient must remain employed by Immatics or one of its affiliates through the vesting date, to receive the option. The awards have a ten-year
contract life.
The Matching Stock Options award agreements had a service commencement date in June 2020. However, the grant date criteria for these awards, as specified in IFRS 2 and the underlying award agreements, were not met until July 1, 2020. Based on the July 1, 2020 grant date the Group assigned a fair value of $10.59. Immatics applied a Black Scholes pricing model to estimate the fair value of the Matching Stock Options, which the Group records as an expense over the four-year graded vesting period.

As of June 30, 2020
Exercise price in USD	$10.00
Underlying share price in USD	$15.15
Volatility	75%
Time period (years)	5.5
Risk free rate	0.29%
Dividend yield	0.00%

Matching Stock Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,406,468
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	11,910
Matching Stock Options expired	10.00	46,554
Matching Stock Options outstanding on December 31,	10.00	1,348,004
Matching Stock Options exercisable on December 31,	10.00	1,348,004
Weighted average remaining contract life (years)	7.50
Matching Stock Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,422,556
Matching Stock Options forfeited	10.00	9,254
Matching Stock Options exercised	10.00	6,834
Matching Stock Options expired	—	—
Matching Stock Options outstanding on December 31,	10.00	1,406,468
Matching Stock Options exercisable on December 31,	10.00	1,413,302
Weighted average remaining contract life (years)	8.50
Matching Stock Options outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	—	—
Matching Stock Options granted in June	10.00	1,430,818
Matching Stock Options forfeited	10.00	8,262
Matching Stock Options exercised	—	—
Matching Stock Options expired	—	—
Matching Stock Options outstanding on December 31,	10.00	1,422,556
Matching Stock Options exercisable on December 31,	—	—
Weighted average remaining contract life (years)	9.50
Weighted average fair value of options granted in USD for June	10.59

For any outstanding 2016 Plan and 2010 Plan awards scheduled to vest on or after January 1, 2021, employees received replacement stock options (“Converted Options”) to acquire shares in Immatics N.V. The Converted Options have comparable terms as the previous awards, with revised exercise prices reflecting the reorganized capital structure of Immatics. The options granted under the 2020 Equity Plan that gives employees the right to acquire shares in Immatics N.V., are accounted for as a modification under IFRS 2, with the incremental fair value expensed over the remaining vesting period. The incremental fair value is the difference between the fair value of the options to purchase ordinary shares under the 2020 Equity Plan to acquire shares in Immatics N.V., and the fair value of the exchanged unvested SAR (both measured at the date on which the replacement award is issued).
Based on the terms of the Converted Options award agreements, the awards had a service commencement date in June 2020. However, the grant date criteria for these awards, as specified in IFRS 2 and the underlying award agreements, were not met until July 1, 2020. Based on the July 1, 2020 grant date the Group assigned an average fair value of $13.79. The incremental average fair value of the Converted Options compared to the share-based awards under the 2010 Plan and 2016 Plan was $4.83. Immatics applied a Black Scholes pricing model to estimate the fair value of the Converted Options.

As of June 30, 2020
Average exercise price in USD	$2.47
Underlying share price in USD	$15.15
Volatility	75%
Time period (years)	5.6
Risk free rate	0.29%
Dividend yield	0.00%
Converted Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.64	566,311
Converted Options forfeited	1.36	12,328
Converted Options exercised	1.24	20,337
Converted Options expired	1.35	8,465
Converted Options outstanding on December 31,	2.74	525,181
Converted Options exercisable on December 31,	2.75	392,258
Weighted average remaining contract life (years)	5.01

Converted Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.58	594,844
Converted Options forfeited	1.30	18,548
Converted Options exercised	1.29	8,180
Converted Options expired	1.29	1,805
Converted Options outstanding on December 31,	2.64	566,311
Converted Options exercisable on December 31,	2.61	193,727
Weighted average remaining contract life (years)	6.01
Converted Options outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	—	—
Converted Options granted in June	2.49	632,384
Converted Options forfeited	1.08	37,540
Converted Options exercised	—	—
Converted Options expired	—	—
Converted Options outstanding on December 31,	2.58	594,844
Converted Options exercisable on December 31,	2.45	53,856
Weighted average remaining contract life (years)	7.01
Weighted average fair value of options granted in USD for June	4.83
Additional grants under the 2020 and 2022 Equity Plan
Service Options
Prior to the ARYA Merger, Immatics N.V. established the 2020 Equity Plan. After closing the ARYA Merger, employees, directors and officers received 1,087,242 employee stock options under the 2020 Equity Plan with a service requirement (“Service Options”), to acquire shares of Immatics N.V. The service-based options will vest solely on a four-year time-based vesting schedule.
At the Annual General Meeting on June 13, 2022, Immatics shareholders approved the Company’s 2022 stock option and incentive plan (“2022 Equity Plan”). The 2022 Equity Plan allows the company to grant additional options.

The Company granted Service Options, which were accounted for using the respective grant date fair value. Immatics applied a Black Scholes pricing model to estimate the fair value of the Service Options, with a weighted average fair value of $6.93, $11.22 and $9.35 for Service Option granted during the year ended December 31, 2022, 2021 and 2020, respectively.

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
Exercise price in USD	$9.39	$11.22	$9.87
Underlying share price in USD	$9.39	$11.22	$12.70
Volatility	85.44%	82.18%	78.83%
Time period (years)	6.07	6.11	6.56
Risk free rate	3.48%	1.27%	0.37%
Dividend yield	0.00%	0.00%	0.00%
Service Options outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.57	3,725,619
Service Options granted in 2022	9.39	2,619,720
Service Options forfeited	10.63	182,832
Service Options exercised	10.40	16,312
Service Options expired	10.22	17,035
Service Options outstanding on December 31,	10.07	6,129,160
Service Options exercisable on December 31,	10.33	1,438,413
Weighted average remaining contract life (years)	8.87
Service Options outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	9.87	1,910,182
Service Options granted in 2021	11.22	1,967,708
Service Options forfeited	10.01	149,178
Service Options exercised	10.00	3,093
Service Options expired	—	—
Service Options outstanding on December 31,	10.57	3,725,619
Service Options exercisable on December 31,	9.86	557,401
Weighted average remaining contract life (years)	9.36

Service Options outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	—	—
Service Options granted in 2020	9.87	1,963,566
Service Options forfeited	10.00	53,384
Service Options exercised	—	—
Service Options expired	—	—
Service Options outstanding on December 31,	9.87	1,910,182
Service Options exercisable on December 31,	—	—
Weighted average remaining contract life (years)	9.72
Performance-Based Options (“PSUs”)
In addition, after the closing of the ARYA Merger certain executive officers and key personnel of the Group received under the 2020 Equity Plan PSUs, vesting based both on achievement of market capitalization milestones and satisfaction of a four-year time-based vesting schedule. The PSUs are split into three equal tranches. The performance criteria for each of the three respective tranches requires Immatics to achieve a market capitalization of at least $1.5 billion, $2 billion and $3 billion, respectively.
The Company granted PSUs on September 28, 2021 which were accounted for by considering a fair value of $8.00. A Monte-Carlo simulation model has been used to measure the fair value at grant date of the PSUs. This model incorporates the impact of the performance criteria regarding market capitalization described above in the calculation of the award’s fair value at grant date. In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

As of September 28, 2021
Exercise price in USD	$12.92
Underlying share price in USD	$12.92
Volatility	77.16%
Time period (years)	3.75
Risk free rate	1.49%
Dividend yield	0.00%
The Company granted 3,644,000 PSUs on June 30, 2020, which were accounted for by considering a fair value of $11.10 and granted 255,000 PSUs on September 14, 2020, which were accounted for by considering a fair value of $6.41. A Monte-Carlo simulation model has been used to measure each fair value at grant date of the PSUs.

The model incorporates the impact of the performance criteria regarding market capitalization described above in the calculation of the award’s fair value at grant date. In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

As of December 31, 2020
Exercise price in USD	$10.00
Underlying share price in USD	$14.76
Volatility	78.93%
Time period (years)	6.98
Risk free rate	0.66%
Dividend yield	0.00%
PSUs outstanding as of December 31, 2022:

	2022
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,696,000
PSUs granted	—	—
PSUs forfeited	10.00	30,000
PSUs outstanding on December 31,	10.08	3,666,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	7.98
PSUs outstanding as of December 31, 2021:

	2021
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.00	3,644,000
PSUs granted in 2021	12.92	100,000
PSUs forfeited	10.00	48,000
PSUs outstanding on December 31,	10.08	3,696,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	8.98
PSUs outstanding as of December 31, 2020:

	2020
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	—	—
PSUs granted in 2020	10.00	3,899,000
PSUs forfeited	10.00	255,000
PSUs outstanding on December 31,	10.00	3,644,000
PSUs exercisable on December 31,	—	—
Weighted average remaining contract life (years)	9.60

The Group recognized total employee-related share-based compensation expenses from all plans for the years ended December 31, 2022, 2021 and 2020 as set out below:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)
Research and development expenses	(12,925)	(15,564)	(14,546)
General and administrative expenses	(9,645)	(10,839)	(10,973)

Total share-based compensation	(22,570)	(26,403)	(25,519)